Offerings - Offering: 1	Apr. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance under Long Term Incentive Plan
Amount Registered | shares	8,260,980
Proposed Maximum Offering Price per Unit	1.1276
Maximum Aggregate Offering Price	$ 9,315,081.05
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,286.41
Offering Note	(1) Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such additional securities that may be offered pursuant to the terms of the Lucid Diagnostics Inc. Amended and Restated 2018 Long Term Incentive Plan (the "Plan") as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. (2) The Registrant does not have any fee offsets. (3) Pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act, solely for the purpose of calculating the registration fee, the proposed maximum offering price per share for the shares reserved for future grants under the Plan is the average of the high and low prices of our common stock as reported on the Nasdaq Capital Market on March 27, 2026.